Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fhn [Member]
Compliance With Regulatory Capital Requirements Under [Line Items]
Total Capital, Actual Amount	$ 3,212,008	$ 3,602,271
Total Capital, Actual Ratio	15.94%	17.99%
Tier 1 Capital, Actual Amount	2,640,776	2,850,452
Tier 1 Capital, Actual Ratio	13.10%	14.23%
Leverage, Actual Amount	2,640,776	2,850,452
Leverage, Actual Ratio	10.63%	11.41%
Total Capital, Capital Adequacy Purposes, Amount	1,612,274	1,602,113
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	806,137	801,056
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	994,114	998,891
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association [Member]
Compliance With Regulatory Capital Requirements Under [Line Items]
Total Capital, Actual Amount	3,691,056	3,976,672
Total Capital, Actual Ratio	18.49%	20.05%
Tier 1 Capital, Actual Amount	3,122,204	3,247,268
Tier 1 Capital, Actual Ratio	15.64%	16.37%
Leverage, Actual Amount	3,122,204	3,247,268
Leverage, Actual Ratio	12.66%	13.12%
Total Capital, Capital Adequacy Purposes, Amount	1,597,033	1,586,752
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	798,517	793,376
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	986,266	990,281
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Proompt Corrective Action Provisions, Amount	1,996,292	1,983,440
Total Capital, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Action Provisions, Amount	1,197,775	1,190,064
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,232,833	$ 1,237,851
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%